CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended		15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
REVENUE
Loan fees	137,994	136,623	170,659
Other income - Note 7	49,418	53,276	49,859
Revenues	187,412	189,899	220,518
OPERATING EXPENSES
Salaries and benefits	65,944	67,017	72,049
Provision for loan losses - Note 6	31,004	2,559	788
Retention payments	9,968	26,786	28,167
Selling, general and administrative	23,595	24,109	25,020
Rent	18,940	18,427	18,026
Advertising and promotion	5,180	5,941	5,607
Depreciation of property and equipment	6,843	6,803	7,006
Operating Expenses	161,474	151,642	156,663
OPERATING MARGIN	25,938	38,257	63,855
CORPORATE AND OTHER EXPENSES
Corporate expenses	22,753	18,273	21,124
Interest expense	12,339	616	0
Depreciation of property and equipment	835	1,146	1,132
Amortization of intangible assets	5,138	965	923
Branch closure costs - Note 8	1,574	0	0
Impairment of property and equipment - Note 10	3,425	0	0
Premium paid to acquire the loan portfolio - Note 4	36,820	0	0
Class action settlements	(69)	368	11,685
INCOME (LOSS) BEFORE INCOME TAXES	(56,877)	16,889	28,991
PROVISION FOR INCOME TAXES - NOTE 14
Current (recovery)	(3,571)	6,157	11,196
Deferred (recovery)	(9,784)	153	(2,068)
Total income tax provision	(13,355)	6,310	9,128
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	(43,522)	10,579	19,863
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - Note 19
Basic	17,431,809	17,259,196	16,913,213
Diluted	17,431,809	17,663,380	17,522,246
BASIC EARNINGS (LOSS) PER SHARE
Net income (loss) and comprehensive income (loss)	(2.50)	0.61	1.17
DILUTED EARNINGS (LOSS) PER SHARE
Net income (loss) and comprehensive income (loss)	(2.50)	0.60	1.13